Accounts receivables, net of allowance (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Accounts receivables	$ 210,075	1,334,607		1,668,007
Less: allowance for doubtful debts	(91,886)	(583,753)	0	0	(27,796,553)
Accounts Receivable, Net, Current	$ 118,189	750,854		1,668,007